Performance Management - Vert Global Sustainable Real Estate ETF	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund is the successor to the Vert Global Sustainable Real Estate Fund (the “Predecessor Fund”), a series of the Trust, as a result of the reorganization of the Predecessor Fund into the Fund on December 4, 2023 (the “Reorganization”). As a result of the Reorganization, the Fund has adopted the financial and performance history of the Predecessor Fund. Accordingly, the performance shown in the bar chart and performance table for periods prior to the Reorganization represents the performance of the Predecessor Fund, which operated as a mutual fund. The Predecessor Fund was also advised by the Advisor and sub-advised by the Sub-Advisor and had the same investment objective and substantially similar investment strategies as the Fund.
The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s (and the Predecessor Fund’s) performance from year to year and by showing how the Fund’s (and the Predecessor Fund’s) average annual returns for the one-year, five-year, and since inception periods compare with those of the MSCI ACWI Net Total Return Index, which is a broad measure of market performance, and the S&P Global REIT Index (the Fund’s benchmark). Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Had the Predecessor Fund been organized as an ETF, its performance may have differed from the performance shown below. Updated performance information is available on the Fund’s website at www.vertfunds.com or by calling 1-844-740-VERT.

Performance Past Does Not Indicate Future [Text]	Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s (and the Predecessor Fund’s) performance from year to year and by showing how the Fund’s (and the Predecessor Fund’s) average annual returns for the one-year, five-year, and since inception periods compare with those of the MSCI ACWI Net Total Return Index, which is a broad measure of market performance, and the S&P Global REIT Index (the Fund’s benchmark).
Performance Additional Market Index [Text]	The performance information demonstrates the risks of investing in the Fund by showing changes in the Fund’s (and the Predecessor Fund’s) performance from year to year and by showing how the Fund’s (and the Predecessor Fund’s) average annual returns for the one-year, five-year, and since inception periods compare with those of the MSCI ACWI Net Total Return Index, which is a broad measure of market performance, and the S&P Global REIT Index (the Fund’s benchmark)
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]
The Fund’s calendar year-to-date return as of September 30, 2025 was 8.51%. During the period of time shown in the bar chart, the highest return for a calendar quarter was 18.14% for the quarter ended December 31, 2023, and the lowest return for a calendar quarter was -28.98% for the quarter ended March 31, 2020.

Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	8.51%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest return for a calendar quarter
Highest Quarterly Return	18.14%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest return for a calendar quarter
Lowest Quarterly Return	(28.98%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who are exempt from tax or hold their Shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”). In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax benefit to the investor.

Performance Availability Website Address [Text]	www.vertfunds.com
Performance Availability Phone [Text]	1-844-740-VERT